Note 12 - Segments and Geographic Information	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Segment Reporting Disclosure [Text Block]
12 .	Segments and Geographic Information

The Company has determined that it operates as a single operating and reportable segment. Revenue from unaffiliated customers by geographic area was as follows (in thousands):

	Year Ended
	December 31,
	2016	2015

Asia	$4,946	889
Europe and Middle East	1,489	551
Latin America	382	-
United States	315	-
Canada	9	5
Other	-	2
Total	$7,141	$1,447

The Company determines geographic location of its revenue based upon the destination of shipments of its products.

The Company’s long-lived assets by geographic area were as follows (in thousands):

	Year Ended
	December 31,
	2016	2015

United States	$370	$100
Europe	72	99
Asia	39	32
Canada	2	8
Total	$483	$239

Long-lived assets, comprised of property and equipment, are reported based on the location of the assets at each balance sheet date.